LVIP Delaware Mid Cap Value Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.50%
Automobile Components–0.93%
†Aptiv PLC	72,050	$ 8,083,290
		8,083,290
Banks–3.89%
East West Bancorp, Inc.	193,450	10,736,475
Hancock Whitney Corp.	186,150	6,775,860
KeyCorp	704,150	8,815,958
Synovus Financial Corp.	243,850	7,517,895
		33,846,188
Building Products–0.89%
Johnson Controls International PLC	129,095	7,774,101
		7,774,101
Capital Markets–3.23%
Affiliated Managers Group, Inc.	59,700	8,502,474
Raymond James Financial, Inc.	124,175	11,581,802
State Street Corp.	105,950	8,019,356
		28,103,632
Chemicals–2.52%
Celanese Corp.	77,250	8,411,752
Huntsman Corp.	265,300	7,258,608
Olin Corp.	112,450	6,240,975
		21,911,335
Communications Equipment–1.33%
†Ciena Corp.	220,150	11,562,278
		11,562,278
Construction & Engineering–4.26%
AECOM	152,750	12,879,880
MDU Resources Group, Inc.	261,450	7,968,996
Quanta Services, Inc.	97,390	16,229,070
		37,077,946
Construction Materials–0.85%
Vulcan Materials Co.	43,150	7,402,814
		7,402,814
Consumer Finance–1.73%
Ally Financial, Inc.	339,750	8,660,228
Synchrony Financial	221,000	6,426,680
		15,086,908
Consumer Staples Distribution & Retail–1.84%
†Dollar Tree, Inc.	67,000	9,617,850
†U.S. Foods Holding Corp.	173,300	6,401,702
		16,019,552
Containers & Packaging–2.76%
Berry Global Group, Inc.	147,882	8,710,250
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging (continued)
Crown Holdings, Inc.	91,100	$ 7,534,881
Graphic Packaging Holding Co.	304,550	7,762,979
		24,008,110
Diversified Consumer Services–0.66%
Service Corp. International	84,000	5,777,520
		5,777,520
Electric Utilities–3.50%
Edison International	143,850	10,154,372
NRG Energy, Inc.	309,450	10,611,040
Xcel Energy, Inc.	144,200	9,724,848
		30,490,260
Electrical Equipment–2.48%
AMETEK, Inc.	65,000	9,446,450
Regal Rexnord Corp.	86,000	12,102,780
		21,549,230
Electronic Equipment, Instruments & Components–2.67%
†Flex Ltd.	608,691	14,005,980
†Keysight Technologies, Inc.	57,150	9,228,582
		23,234,562
Entertainment–1.03%
Electronic Arts, Inc.	74,450	8,967,503
		8,967,503
Financial Services–0.51%
†Fiserv, Inc.	39,550	4,470,337
		4,470,337
Food Products–3.58%
Campbell Soup Co.	125,050	6,875,249
Conagra Brands, Inc.	234,700	8,815,332
Kellogg Co.	154,700	10,358,712
Tyson Foods, Inc. Class A	86,250	5,116,350
		31,165,643
Ground Transportation–0.82%
JB Hunt Transport Services, Inc.	40,500	7,106,130
		7,106,130
Health Care Equipment & Supplies–3.29%
STERIS PLC	45,250	8,655,420
Teleflex, Inc.	35,350	8,954,508
Zimmer Biomet Holdings, Inc.	85,500	11,046,600
		28,656,528
Health Care Providers & Services–2.49%
AmerisourceBergen Corp.	74,100	11,864,151
LVIP Delaware Mid Cap Value Fund–1

LVIP Delaware Mid Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
Quest Diagnostics, Inc.	69,050	$ 9,769,194
		21,633,345
Hotel & Resort REITs–1.13%
Host Hotels & Resorts, Inc.	598,100	9,862,669
		9,862,669
Hotels, Restaurants & Leisure–2.44%
Darden Restaurants, Inc.	55,020	8,536,903
Marriott International, Inc. Class A	76,640	12,725,306
		21,262,209
Household Durables–1.65%
DR Horton, Inc.	147,083	14,368,538
		14,368,538
Insurance–6.79%
Allstate Corp.	96,600	10,704,246
Assurant, Inc.	73,050	8,771,114
Globe Life, Inc.	86,700	9,538,734
Hartford Financial Services Group, Inc.	232,850	16,227,316
Reinsurance Group of America, Inc.	104,750	13,906,610
		59,148,020
IT Services–0.73%
†Akamai Technologies, Inc.	80,800	6,326,640
		6,326,640
Leisure Products–0.64%
Polaris, Inc.	50,690	5,607,835
		5,607,835
Life Sciences Tools & Services–1.22%
Agilent Technologies, Inc.	77,000	10,652,180
		10,652,180
Machinery–3.12%
ITT, Inc.	129,100	11,141,330
Oshkosh Corp.	89,900	7,477,882
Parker-Hannifin Corp.	25,450	8,553,999
		27,173,211
Media–0.72%
Nexstar Media Group, Inc. Class A	36,370	6,279,644
		6,279,644
Metals & Mining–1.50%
Alcoa Corp.	104,050	4,428,368
Newmont Corp.	89,600	4,392,192
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
Reliance Steel & Aluminum Co.	16,400	$ 4,210,536
		13,031,096
Multi-Utilities–3.52%
CMS Energy Corp.	165,850	10,179,873
Public Service Enterprise Group, Inc.	195,850	12,230,832
WEC Energy Group, Inc.	87,050	8,251,470
		30,662,175
Oil, Gas & Consumable Fuels–6.68%
APA Corp.	212,250	7,653,735
Coterra Energy, Inc.	429,000	10,527,660
Devon Energy Corp.	164,480	8,324,332
Hess Corp.	58,950	7,801,443
Marathon Oil Corp.	494,650	11,851,814
Valero Energy Corp.	86,000	12,005,600
		58,164,584
Paper & Forest Products–0.71%
Louisiana-Pacific Corp.	113,150	6,133,862
		6,133,862
Passenger Airlines–0.84%
Southwest Airlines Co.	225,850	7,349,159
		7,349,159
Professional Services–4.13%
†CACI International, Inc. Class A	30,200	8,947,656
Concentrix Corp.	55,850	6,788,568
KBR, Inc.	280,470	15,439,873
ManpowerGroup, Inc.	57,600	4,753,728
		35,929,825
Residential REITs–2.11%
American Homes 4 Rent Class A	297,050	9,342,222
Apartment Income REIT Corp.	252,459	9,040,557
		18,382,779
Retail REITs–1.52%
Kimco Realty Corp.	274,950	5,369,774
Spirit Realty Capital, Inc.	196,250	7,818,600
		13,188,374
Semiconductors & Semiconductor Equipment–3.53%
†ON Semiconductor Corp.	153,550	12,640,236
†Qorvo, Inc.	55,400	5,626,978
Teradyne, Inc.	116,300	12,503,413
		30,770,627

LVIP Delaware Mid Cap Value Fund–2

LVIP Delaware Mid Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software–2.00%
†Synopsys, Inc.	45,050	$ 17,400,562
		17,400,562
Specialized REITs–2.29%
Life Storage, Inc.	50,650	6,639,708
Outfront Media, Inc.	382,800	6,212,844
VICI Properties, Inc.	217,850	7,106,267
		19,958,819
Specialty Retail–2.02%
†AutoZone, Inc.	3,550	8,726,433
Ross Stores, Inc.	83,450	8,856,548
		17,582,981
Textiles, Apparel & Luxury Goods–0.65%
†Capri Holdings Ltd.	120,550	5,665,850
		5,665,850
Trading Companies & Distributors–3.30%
United Rentals, Inc.	24,800	9,814,848
WESCO International, Inc.	122,300	18,900,242
		28,715,090
Total Common Stock (Cost $567,264,822)		857,543,941

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.01%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.70%)	68,914	$ 68,914
Total Money Market Fund (Cost $68,914)		68,914

	Principal Amount
SHORT-TERM INVESTMENT–1.25%
Discounted Commercial Paper–1.25%
DZ Bank AG 4.84% 4/3/23	10,900,000	10,897,112
		10,897,112
Total Short-Term Investment (Cost $10,897,112)		10,897,112

TOTAL INVESTMENTS–99.76% (Cost $578,230,848)	868,509,967
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.24%	2,129,106
NET ASSETS APPLICABLE TO 22,124,701 SHARES OUTSTANDING–100.00%	$870,639,073

† Non-income producing.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP Delaware Mid Cap Value Fund–3

LVIP Delaware Mid Cap Value Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Mid Cap Value Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Delaware Mid Cap Value Fund–4

LVIP Delaware Mid Cap Value Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$857,543,941	$—	$—	$857,543,941
Money Market Fund	68,914	—	—	68,914
Short-Term Investment	—	10,897,112	—	10,897,112
Total Investments	$857,612,855	$10,897,112	$—	$868,509,967
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware Mid Cap Value Fund–5